Intangible assets, net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	$ 0	$ 0
Discount rate applied to cash flow projections	15.80%	7.80%
Pretax growth rate applied to cash flow projections	7.50%	2.50%
Adjustments of intangible assets and goodwill relating to fixed installments	$ 244
Adjustments of intangible assets and goodwill relating to earnout payments	$ 897
Intangible assets other than goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	15.80%	7.80%
Pretax growth rate applied to cash flow projections	7.50%	2.50%